Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis
	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	352	-	352	-
Interest rate swaps-liability position	(52,117)	-	(52,117)	-
Total	(51,765)	-	(51,765)	-

Fair value liabilities of the current reporting period measured on recurring basis
	June 30, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	194	-	194	-
Interest rate swaps-liability position	(54,244)	-	(54,244)	-
Total	(54,050)	-	(54,050)	-